OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current, Unbilled Subscriptions	$ 7,855	$ 8,146
Non-current, Unbilled Subscriptions	$ 8,583	$ 6,954